Performance Management	Apr. 29, 2026
FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Institutional Class shares and by showing how the average annual total returns of Institutional Class and Investor Class shares of the Fund, for the 1, 5 and 10 calendar year periods, compare with those of the MSCI All Country World Index, a broad-based securities market index. The Fund also compares its performance to the Standard & Poor's 500 Stock Index ("S&P 500"), a customized index comprised of 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index, and the Consumer Price Index ("CPI"). The S&P 500 and 60%/40% S&P 500/Bloomberg U.S. Aggregate Bond indexes are included as broad-based comparisons to the capitalization characteristics of the Fund's portfolio. The CPI is included as a comparison of the Fund's results to inflation. Certain past performance information shown below is for Institutional Class shares of the Fund. Although Institutional Class shares would have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, the returns for Investor Class shares will vary from Institutional Class shares because of the higher expenses paid by Investor Class shares. The chart and table reflect the reinvestment of dividends and distributions. In addition, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The MSCI All Country World Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries. The S&P 500 is a capitalization-weighted index which is considered a measure of large capitalization U.S. equity performance, covering approximately 80% of available market capitalization. The 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Bond Index is a composite blend of 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Aggregate Bond Index. The Consumer Price Index ("CPI") is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics.

To obtain updated monthly performance information, please visit the Fund's website at https://fpa.com/fund or call (800) 982-4372.

Performance Past Does Not Indicate Future [Text]	Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Institutional Class shares and by showing how the average annual total returns of Institutional Class and Investor Class shares of the Fund, for the 1, 5 and 10 calendar year periods, compare with those of the MSCI All Country World Index, a broad-based securities market index.
Performance Additional Market Index [Text]	The MSCI All Country World Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries. The S&P 500 is a capitalization-weighted index which is considered a measure of large capitalization U.S. equity performance, covering approximately 80% of available market capitalization. The 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Bond Index is a composite blend of 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Aggregate Bond Index. The Consumer Price Index ("CPI") is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for Institutional Class For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund's highest/lowest quarterly results during this time period were: Institutional Class Highest 18.15% (Quarter ended 12/31/2020) Lowest (20.51)% (Quarter ended 03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	18.15%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(20.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional penalty.
Performance Table Explanation after Tax Higher	The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2025)	One Year	Five Years	Ten Years
Institutional Class Shares—Before Taxes	17.65%	11.02%	9.84%
Institutional Class Shares—After Taxes on Distributions[1]	15.15%	9.20%	8.25%
Institutional Class Shares—After Taxes on Distributions and Sale of Fund Shares[1]	12.19%	8.43%	7.64%
Investor Class Shares—Before Taxes[2]	17.52%	10.91%	9.73%
MSCI All Country World Index (reflects no deductions for fees, expenses, or taxes)	22.34%	11.19%	11.72%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	13.70%	8.47%	9.78%
Consumer Price Index (reflects no deductions for fees, expenses, or taxes)	2.63%	4.47%	3.21%

1  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional penalty. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.

2  Investor Class shares commenced operations on April 30, 2024. The performance figures for Investor Class shares include the performance for the Institutional Class shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://fpa.com/fund
Performance Availability Phone [Text]	(800) 982-4372
FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual total returns of Supra Institutional Class shares of the Fund, for the 1, 5 and 10 calendar year periods, compare with those of the MSCI All Country World Index, a broad-based securities market index. Because the Supra Institutional Class of the Fund commenced operations on September 4, 2020, the chart and the table show the Institutional Class's return for the period prior to September 4, 2020. The Fund also compares its performance to the Standard & Poor's 500 Stock Index ("S&P 500"), a customized index comprised of 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index, and the Consumer Price Index ("CPI"). The S&P 500 and 60%/40% S&P 500/Bloomberg U.S. Aggregate Bond indexes are included as broad-based comparisons to the capitalization characteristics of the Fund's portfolio. The CPI is included as a comparison of the Fund's results to inflation. The chart and table reflect the reinvestment of dividends and distributions. In addition, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The MSCI All Country World Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries. The S&P 500 is a capitalization-weighted index which is considered a measure of large capitalization U.S. equity performance, covering approximately 80% of available market capitalization. The 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Bond Index is a composite blend of 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Aggregate Bond Index. The Consumer Price Index ("CPI") is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics.

To obtain updated monthly performance information, please visit the Fund's website at https://fpa.com/fund or call (800) 982-4372.

Performance Past Does Not Indicate Future [Text]	In addition, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual total returns of Supra Institutional Class shares of the Fund, for the 1, 5 and 10 calendar year periods, compare with those of the MSCI All Country World Index, a broad-based securities market index.
Performance Additional Market Index [Text]	The MSCI All Country World Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries. The S&P 500 is a capitalization-weighted index which is considered a measure of large capitalization U.S. equity performance, covering approximately 80% of available market capitalization. The 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Bond Index is a composite blend of 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Aggregate Bond Index. The Consumer Price Index ("CPI") is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for Supra Institutional Class For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund's highest/lowest quarterly results during this time period were: Highest 9.79% (Quarter ended 03/31/2021) Lowest (9.29)% (Quarter ended 06/30/2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	9.79%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(9.29%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional penalty.
Performance Table Explanation after Tax Higher	The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.
Performance [Table]
Average Annual Total Returns—Supra Institutional Class (for the periods ended December 31, 2025)	One Year	Five Years	Since Inception (09/04/20)[2]
Before Taxes	17.68%	11.08%	13.33%
After Taxes on Distributions[1]	15.17%	9.25%	11.46%
After Taxes on Distributions and Sale of Fund Shares[1]	12.22%	8.48%	10.35%
MSCI All Country World Index (reflects no deductions for fees, expenses, or taxes)	22.34%	11.19%	13.09%
S&P 500 (reflects no deductions for fees, expenses, or taxes)	17.88%	14.42%	15.57%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	13.70%	8.47%	9.21%
Consumer Price Index (reflects no deductions for fees, expenses, or taxes)	2.63%	4.47%	4.38%

1  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional penalty. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.

2  Supra Institutional Class shares commenced operations on September 4, 2020. The performance figures for Supra Institutional Class shares include the performance for the Institutional Class shares for the periods prior to September 4, 2020, adjusted for the difference in expenses between Supra Institutional Class shares and Institutional Class shares.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns—Supra Institutional Class (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://fpa.com/fund
Performance Availability Phone [Text]	(800) 982-4372
FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg U.S. Universal Bond Index, a broad-based securities market index. The Fund also compares its performance to the CPI + 200 Basis Points index, a measure of the change in cost of living plus 200 basis points. Certain past performance information shown below is for Institutional Class shares of the Fund. Although Institutional Class shares would have similar annual returns to Advisor Class and Investor Class shares because the classes are invested in the same portfolio of securities, the returns for Advisor Class and Investor Class shares will vary from Institutional Class shares because of the higher expenses paid by Advisor Class and Investor Class shares. The chart and table reflect the reinvestment of dividends and distributions. In addition, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bloomberg U.S. Universal Bond Index represents the union of the following Bloomberg indices: the U.S. Aggregate Index, the U.S. Corporate High Yield Index, the Investment Grade 144A Index, the Eurodollar Index, the U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. Tax-exempt municipal securities, private placements, and non-dollar-denominated issues are excluded from the Bloomberg U.S. Universal Bond Index. The only constituent of the index that includes floating-rate debt is the U.S. Emerging Markets Index. The CPI + 200 Basis Points index is created by adding 2% to the annual percentage change in the Consumer Price Index ("CPI"). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Department of Labor Statistics.

To obtain updated monthly performance information, please visit the Fund's website at https://fpa.com/fund or call (800) 982-4372.

Performance Past Does Not Indicate Future [Text]	In addition, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg U.S. Universal Bond Index, a broad-based securities market index.
Performance Additional Market Index [Text]	The Bloomberg U.S. Universal Bond Index represents the union of the following Bloomberg indices: the U.S. Aggregate Index, the U.S. Corporate High Yield Index, the Investment Grade 144A Index, the Eurodollar Index, the U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. Tax-exempt municipal securities, private placements, and non-dollar-denominated issues are excluded from the Bloomberg U.S. Universal Bond Index. The only constituent of the index that includes floating-rate debt is the U.S. Emerging Markets Index. The CPI + 200 Basis Points index is created by adding 2% to the annual percentage change in the Consumer Price Index ("CPI"). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Department of Labor Statistics.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for Institutional Class Shares For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund's highest/lowest quarterly results during this time period were:

Institutional Class

Highest Calendar Quarter Return at NAV  4.11%  Quarter ended 12/31/2023

Lowest Calendar Quarter Return at NAV  (1.46)%  Quarter ended 03/31/2022

Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	4.11%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(1.46%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty.
Performance Table Explanation after Tax Higher	The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2025)	One Year	Five Years	Since Inception	Inception Date
Institutional Class—Before Taxes	7.23%	4.01%	4.08%	12/31/2018
Institutional Class—After Taxes on Distributions[1]	6.18%	2.58%	2.73%	12/31/2018
Institutional Class—After Taxes on Distributions and Sale of Fund Shares[1]	4.99%	2.53%	2.60%	12/31/2018
Advisor Class—Before Taxes[2]	7.22%	N/A	4.02%	04/19/2021
Investor Class—Before Taxes[2]	N/A	N/A	3.03%	07/01/2025
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.38%	12/31/2018
CPI + 200 Basis Points	4.70%	6.58%	5.80%	12/31/2018

1  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares. After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.

2  Advisor Class shares commenced operations on April 19, 2021, and Investor Class share commenced operations on July 1, 2025. Advisor Class shares and Investor Class shares impose higher expenses than Institutional Class shares. Since Advisor Class shares and Investor Class shares have higher expenses and are more expensive than Institutional Class shares, the returns for Advisor Class shares and Investor Class shares are expected to be lower than the returns of the Institutional Class shares.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.
Performance Availability Website Address [Text]	https://fpa.com/fund
Performance Availability Phone [Text]	(800) 982-4372